8. COMMITMENTS, CONTINGENCIES AND CONCENTRATIONS (March 2018 Note) (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 50,400
Future lease commitment	$ 50,400	$ 74,100